Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	12 Months Ended		13 Months Ended	15 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	48 Months Ended	49 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 13, 2023	Jun. 01, 2022	Jun. 30, 2016	Jun. 30, 2022	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2018	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2019	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2020	Jun. 30, 2026	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000126648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bridge Builder Core Bond Fund
Accumulated Value			$ 10,000			$ 10,033			$ 10,017			$ 10,837			$ 11,813		$ 11,953	$ 10,715	$ 10,682	$ 11,072	$ 11,794	$ 12,270
C000152649 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bridge Builder Large Cap Growth Fund
Accumulated Value			10,000			11,826			13,915			15,830			18,882		26,705	21,143	25,533	31,931	36,135	39,912
C000152650 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bridge Builder Large Cap Value Fund
Accumulated Value			10,000			11,738			12,795			13,877			13,108		19,543	18,513	21,016	24,201	27,065	32,089
C000152651 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bridge Builder Small/Mid Cap Growth Fund
Accumulated Value			10,000			11,987			14,259			15,921			17,136		25,034	18,054	20,879	23,620	25,816	31,129
C000152652 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bridge Builder Small/Mid Cap Value Fund
Accumulated Value			10,000			11,833			12,853			13,010			11,322		17,959	16,126	18,004	20,396	22,291	28,095
C000157146 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bridge Builder International Equity Fund
Accumulated Value			10,000			11,878			12,693			12,892			12,712		17,395	13,739	16,112	17,682	21,327	24,445
C000157147 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bridge Builder Core Plus Bond Fund
Accumulated Value			10,000			10,087			10,105			10,980			11,852		12,230	10,935	10,995	11,419	12,234	12,816
C000159840 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bridge Builder Municipal Bond Fund
Accumulated Value			10,000			9,965			10,127			10,777			11,079		11,654	10,753	11,078	11,534	11,812	12,558
C000235966 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bridge Builder Tax Managed Large Cap Fund
Accumulated Value		$ 10,000					$ 11,086			$ 13,876			$ 15,854			$ 18,449
C000235967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bridge Builder Tax Managed Small/Mid Cap Fund
Accumulated Value		10,000		$ 9,290			10,819			11,999			12,676			15,798
C000235968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bridge Builder Tax Managed International Equity Fund
Accumulated Value		10,000					10,896			11,883			13,582			16,149
C000241161 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bridge Builder Municipal High-Income Bond Fund
Accumulated Value	$ 10,000							$ 10,707			$ 10,852			$ 11,863
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000			9,969			9,929			10,710			11,646		11,608	10,413	10,315	10,587	11,230	11,656
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
Accumulated Value		10,000	10,000			11,851	10,981		13,602	13,521		14,824	15,589		15,792	19,144	22,767	19,610	23,327	28,721	33,114	40,667
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
Accumulated Value		10,000	10,000			12,027	10,857		12,850	12,110		12,988	14,256		12,322	17,141	16,308	13,410	15,927	17,765	20,914	25,146
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,000			9,951		10,192	10,107		10,305	10,785		11,030	11,264		11,734	10,728	11,070	11,425	11,553	12,365
Bloomberg Municipal 1 15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal 1‑15 Year Index
Accumulated Value			10,000			9,985			10,086			10,703			11,151		11,494	10,743	11,042	11,339	11,638	12,277
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Accumulated Value		10,000					11,054			13,768			15,856			19,396
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2500® Index
Accumulated Value		$ 10,000		$ 9,110			$ 10,347			$ 11,430			$ 12,562			$ 17,176
Bloomberg Municipal 65 High Grade 35 High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal 65% High-Grade/35% High Yield Index
Accumulated Value	$ 10,000							$ 10,430			$ 10,570			$ 11,312
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Growth Index
Accumulated Value			10,000			12,042			14,753			16,458			20,290		28,913	23,485	29,851	39,846	46,707	54,976
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Value Index
Accumulated Value			10,000			11,553			12,335			13,379			12,197		17,525	16,330	18,214	20,592	23,414	29,757
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2500® Growth Index
Accumulated Value			10,000			12,144			14,759			15,664			17,107		25,597	17,456	20,700	22,568	24,555	32,644
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2500® Value Index
Accumulated Value			$ 10,000			$ 11,836			$ 13,196			$ 12,942			$ 10,936		$ 17,851	$ 15,496	$ 17,103	$ 19,026	$ 21,017	$ 29,117